FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

Description	Level	September 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$817,227,602	$816,985,533

Liabilities:
Warrant Liability – Private Placement Warrants	3	9,980,524	23,455,550
Warrant Liability – Public Warrants	1	22,190,005	51,186,760

	Level	December 31, 2020	December 31, 2019
Description
Assets:		$—	$—
Marketable securities held in Trust Account	1	816,985,533	—

Liabilities: Warrant Liability – Private Placement Warrants	3	23,455,550	—
Warrant Liability – Public Warrants	1	51,186,760	—

Schedule of the changes in fair value, including net transfers in all financial assets and liabilities

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, June 30, 2021	$14,857,060
Change in fair value of derivative liabilities	(4,876,536)
Balance, September 30, 2021	$9,980,524

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2020	$23,455,550
Change in fair value of derivative liabilities	(13,475,026)
Balance, September 30, 2021	$9,980,524

Fair Value
Measurement
Using Level 3
Inputs
Total
Balance, December 31, 2019	$—
Derivative liabilities recorded on issuance of derivative warrants	57,753,222
Transfer to Level 1	(39,745,978)
Change in fair value of derivative liabilities	5,448,306
Balance, December 31, 2020	$23,455,550

Schedule of the fair value of the derivative feature of the Private warrants

	September 30, 2021		December 31, 2020
Risk-free interest rate	1.07%		0.49%
Expected life of grants	5.51	years	5.9	years
Expected volatility of underlying shares	13.8%		10.0 – 30.0%
Dividends	0.0%		0%
Probability of Business Combination	90%		90%

	October 6, 2020	December 31, 2020
Risk-free interest rate	0.43%	0.49%
Expected life of grants	6 years	5.9 years
Expected volatility of underlying shares	10 – 30%	10 – 30%
Dividends	0%	0%